Expense Example {- Fidelity Simplicity RMD 2020 Fund} - 07.31 Fidelity Simplicity RMD Funds Retail Combo PRO-11 - Fidelity Simplicity RMD 2020 Fund - Fidelity Simplicity RMD 2020 Fund	Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 60
3 years	186
5 years	318
10 years	$ 685